Convertible notes (Schedule of Interest Expense Related to Convertible Senior Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Amortization of discount	$ 0	$ 0	$ 19,473
Amortization of issuance costs	2,541	2,527	556
Financial expense on convertible senior notes	$ 2,541	$ 2,527	$ 20,029